Revenue from Contracts with Customers - Schedule of Revenue by Geography (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 3,184	$ 2,388
Asia Pacific
Disaggregation of Revenue [Line Items]
Total revenue	269	1,525
Europe
Disaggregation of Revenue [Line Items]
Total revenue	993	0
North America
Disaggregation of Revenue [Line Items]
Total revenue	1,879	521
South America
Disaggregation of Revenue [Line Items]
Total revenue	43	342
Over time
Disaggregation of Revenue [Line Items]
Total revenue	823	1,524
Point-in time
Disaggregation of Revenue [Line Items]
Total revenue	$ 2,361	$ 864